CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
INTEREST INCOME:
Interest and fees on loans	$ 2,666	$ 2,854	$ 5,383	$ 5,774
Interest and dividends on investments:
Taxable	887	1,165	1,810	2,488
Exempt from federal income tax	910	590	1,638	1,038
Other	1	1	1	2
Total interest income	4,464	4,610	8,832	9,302
INTEREST EXPENSE
Interest on deposits	475	633	960	1,283
Interest on short-term borrowings	11	36	29	77
Interest on long-term borrowings	59	59	118	118
Total interest expense	545	728	1,107	1,478
NET INTEREST INCOME	3,919	3,882	7,725	7,824
PROVISION FOR LOAN LOSSES	0	0	0	0
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	3,919	3,882	7,725	7,824
OTHER INCOME
Trust department income	254	217	506	429
Service charges on deposit accounts	270	298	526	570
Income from investment in life insurance	121	122	244	243
Other income	80	62	143	170
Total other income	725	699	1,419	1,412
OTHER EXPENSES
Salaries and employee benefits	1,516	1,490	3,101	3,009
Net occupancy expense	200	199	414	426
Furniture and equipment expense	104	135	213	277
Pennsylvania shares tax	127	126	253	252
Legal and professional	129	115	222	239
FDIC Insurance	83	85	170	167
Other expense	738	720	1,413	1,427
Total other expenses	2,897	2,870	5,786	5,797
INCOME BEFORE INCOME TAXES	1,747	1,711	3,358	3,439
Income tax expense	260	330	511	708
NET INCOME	$ 1,487	$ 1,381	$ 2,847	$ 2,731
Average shares outstanding (in shares)	2,860,953	2,860,953	2,860,953	2,860,953
EARNINGS PER SHARE, BASIC (in dollars per share)	$ 0.52	$ 0.48	$ 1.00	$ 0.95
Dividend paid per share (in dollars per share)	$ 0.22	$ 0.22	$ 0.44	$ 0.44